Segment information - Segment information (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income statement
Turnover	R 249,096	R 275,111	R 289,696
Materials, energy and consumables used	(129,141)	(137,957)	(152,297)
Selling and distribution costs	(9,579)	(10,394)	(10,470)
Maintenance expenditure	(15,524)	(15,446)	(15,076)
Employee-related expenditure	(35,298)	(35,465)	(33,544)
Depreciation and amortisation	(14,002)	(15,644)	(16,491)
Other expenses and income	(8,711)	(13,854)	(9,023)
Equity accounted profits/(losses), net of tax	1,623	1,758	2,623
Remeasurement items affecting operating profit	(19,645)	(75,414)	(33,898)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	18,819	(27,305)	21,520
Statement of Financial Position
Additions to non-current assets	25,413	30,159	30,854
Cost of raw materials	(102,915)	(114,889)	(126,338)
Mining
Income statement
Turnover	3,640	3,874	6,386
Gas
Income statement
Turnover	8,421	8,014	7,234
Fuels
Income statement
Turnover	96,026	116,256	116,235
Chemicals Africa
Income statement
Turnover	60,716	63,829	67,772
Chemicals America
Income statement
Turnover	38,246	41,424	44,492
Chemicals Eurasia
Income statement
Turnover	42,047	41,714	47,577
Operating segments | Mining
Income statement
Turnover	30,373	28,876	27,666
Materials, energy and consumables used	(9,965)	(9,401)	(8,508)
Maintenance expenditure	(4,602)	(4,214)	(4,056)
Employee-related expenditure	(6,854)	(6,851)	(6,743)
Depreciation and amortisation	(1,426)	(1,532)	(2,394)
Other expenses and income	(3,531)	(3,684)	(3,441)
Equity accounted profits/(losses), net of tax	1	(1)	2
Remeasurement items affecting operating profit	(42)	17	54
Earnings/(loss) before interest and tax (EBIT/(LBIT))	3,954	3,210	2,580
Statement of Financial Position
Additions to non-current assets	3,573	2,954	2,979
Cost of raw materials	(8,500)	(8,200)	(7,500)
Operating segments | Gas
Income statement
Turnover	13,133	12,158	11,988
Materials, energy and consumables used	(3,493)	(4,097)	(3,834)
Maintenance expenditure	(286)	(329)	(345)
Employee-related expenditure	(732)	(750)	(637)
Depreciation and amortisation	(1,179)	(665)	(569)
Other expenses and income	(88)	(1,031)	(73)
Equity accounted profits/(losses), net of tax	489	463	439
Remeasurement items affecting operating profit	(4,796)	954	(537)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	3,048	6,703	6,432
Statement of Financial Position
Additions to non-current assets	3,481	6,492	5,600
Cost of raw materials	(3,500)	(4,100)	(3,800)
Operating segments | Fuels
Income statement
Turnover	98,419	118,864	118,708
Materials, energy and consumables used	(70,247)	(76,483)	(76,043)
Selling and distribution costs	(28)	(44)	(43)
Maintenance expenditure	(4,064)	(4,089)	(4,361)
Employee-related expenditure	(4,758)	(4,801)	(4,544)
Depreciation and amortisation	(1,015)	(1,115)	(2,242)
Other expenses and income	(2,300)	(5,314)	(5,211)
Equity accounted profits/(losses), net of tax	976	1,173	2,038
Remeasurement items affecting operating profit	(11,761)	(9,244)	(35,430)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	5,222	18,947	(7,128)
Statement of Financial Position
Additions to non-current assets	7,315	8,671	8,909
Cost of raw materials	(59,700)	(67,600)	(67,600)
Operating segments | Chemicals Africa
Income statement
Turnover	63,528	66,883	70,586
Materials, energy and consumables used	(32,798)	(30,038)	(27,548)
Selling and distribution costs	(4,322)	(4,771)	(4,974)
Maintenance expenditure	(3,751)	(3,492)	(3,565)
Employee-related expenditure	(5,969)	(5,721)	(5,426)
Depreciation and amortisation	(5,361)	(5,018)	(4,197)
Other expenses and income	(5,631)	(6,459)	(6,303)
Equity accounted profits/(losses), net of tax	218	143	144
Remeasurement items affecting operating profit	(905)	(5,237)	(1,048)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	5,009	6,290	17,669
Statement of Financial Position
Additions to non-current assets	6,863	7,548	8,202
Cost of raw materials	(25,000)	(23,500)	(21,800)
Operating segments | Chemicals America
Income statement
Turnover	38,703	41,805	44,942
Materials, energy and consumables used	(19,278)	(21,899)	(28,605)
Selling and distribution costs	(3,679)	(3,936)	(3,773)
Maintenance expenditure	(2,586)	(2,792)	(2,324)
Employee-related expenditure	(4,648)	(4,843)	(4,588)
Depreciation and amortisation	(2,988)	(4,905)	(4,645)
Other expenses and income	(3,849)	(4,953)	(5,466)
Remeasurement items affecting operating profit	(9)	(59,686)	3,916
Earnings/(loss) before interest and tax (EBIT/(LBIT))	1,666	(61,209)	(543)
Statement of Financial Position
Additions to non-current assets	2,332	1,762	2,491
Cost of raw materials	(15,700)	(18,600)	(24,400)
Operating segments | Chemicals Eurasia
Income statement
Turnover	42,571	42,201	48,194
Materials, energy and consumables used	(30,308)	(30,974)	(39,427)
Selling and distribution costs	(1,584)	(1,673)	(1,717)
Maintenance expenditure	(1,028)	(1,189)	(1,120)
Employee-related expenditure	(6,177)	(6,213)	(5,403)
Depreciation and amortisation	(1,555)	(1,930)	(1,699)
Other expenses and income	(946)	(345)	884
Remeasurement items affecting operating profit	(2,184)	(2,265)	(900)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	(1,211)	(2,388)	(1,188)
Statement of Financial Position
Additions to non-current assets	1,548	2,062	1,827
Cost of raw materials	(26,600)	(27,200)	(32,200)
Operating segments | Business support
Income statement
Materials, energy and consumables used	(168)	(182)	(210)
Maintenance expenditure	(576)	(710)	(719)
Employee-related expenditure	(6,389)	(6,564)	(6,394)
Depreciation and amortisation	(478)	(479)	(745)
Other expenses and income	8,751	9,050	11,719
Equity accounted profits/(losses), net of tax	(61)	(20)
Remeasurement items affecting operating profit	52	47	47
Earnings/(loss) before interest and tax (EBIT/(LBIT))	1,131	1,142	3,698
Statement of Financial Position
Additions to non-current assets	301	670	846
Cost of raw materials	(100)	(100)	(100)
Intersegmental/Consolidation adjustments
Income statement
Turnover	(37,631)	(35,676)	(32,388)
Materials, energy and consumables used	37,116	35,117	31,878
Selling and distribution costs	34	30	37
Maintenance expenditure	1,369	1,369	1,414
Employee-related expenditure	229	278	191
Other expenses and income	(1,117)	(1,118)	(1,132)
Statement of Financial Position
Cost of raw materials	36,200	34,400	31,100
Intersegmental/Consolidation adjustments | Mining
Income statement
Turnover	(26,733)	(25,002)	(21,280)
Intersegmental/Consolidation adjustments | Gas
Income statement
Turnover	(4,712)	(4,144)	(4,754)
Intersegmental/Consolidation adjustments | Fuels
Income statement
Turnover	(2,393)	(2,608)	(2,473)
Intersegmental/Consolidation adjustments | Chemicals Africa
Income statement
Turnover	(2,812)	(3,054)	(2,814)
Intersegmental/Consolidation adjustments | Chemicals America
Income statement
Turnover	(457)	(381)	(450)
Intersegmental/Consolidation adjustments | Chemicals Eurasia
Income statement
Turnover	R (524)	R (487)	R (617)